Inventories (Tables)	3 Months Ended
Mar. 31, 2023
Inventories [Abstract]
Schedule of inventory

As at	March 31, 2023	December 31, 2022
Raw materials	$1.4	$5.8
Finished goods	3.4	1.8
Parts and tools	0.3	0.7
Total inventories	$5.1	$8.3